Capital Stock (Details Narrative) - USD ($)														1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 16, 2024	Aug. 08, 2024	Apr. 17, 2024	Mar. 04, 2024	Feb. 15, 2024	Feb. 08, 2024	Nov. 16, 2023	Jul. 31, 2023	May 16, 2023	Oct. 20, 2022	Apr. 28, 2022	Mar. 14, 2022	Feb. 17, 2022	May 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Jan. 19, 2023
Class of Stock [Line Items]
Common Stock, Shares Authorized															3,000,000,000	3,000,000,000		3,000,000,000		3,000,000,000
Common Stock, Par or Stated Value Per Share															$ 0.001	$ 0.001		$ 0.001		$ 0.001
Share Repurchase Program, Authorized, Amount																					$ 2,000,000
Proceeds from Warrant Exercises																		$ 1,940,610	$ 1,156
Stockholders' Equity, Reverse Stock Split		1-for-20	1-for-100
Stock Issued During Period, Value, Conversion of Convertible Securities																$ 1,895,610		$ 1,940,610	$ 1,156
Common Stock, Shares, Outstanding															1,999,660	1,999,660		1,999,660		14,012
Dividends																		$ 0
May Pre-Funded Warrants [Member]
Class of Stock [Line Items]
[custom:StockIssuedDuringPeriodShareConversionOfConvertibleSecurities]							1,173
Proceeds from Warrant Exercises							$ 2,346
[custom:WarrantsExercised]							1,173
Pre Funded Warrants [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other					22,500
Series B Warrants [Member]
Class of Stock [Line Items]
Proceeds from Warrant Exercises															$ 1,892,608
Warrants Exercised [Member]
Class of Stock [Line Items]
[custom:StockIssuedDuringPeriodShareConversionOfConvertibleSecurities]																				5,396
Proceeds from Warrant Exercises																				$ 13,196,681
Nora Pharma Inc [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions										1,850
Stock Issued During Period, Value, Acquisitions										$ 4,514,000
Private Placement [Member]
Class of Stock [Line Items]
Proceeds from Issuance or Sale of Equity											$ 16,752,915	$ 6,781,199
Institutional Investor [Member]
Class of Stock [Line Items]
[custom:GrossProceedsFromIssuanceOfPrivatePlacement]									$ 5,000,000
Proceeds from Issuance of Private Placement									$ 4,089,218
Tradeable Warrants [Member]
Class of Stock [Line Items]
[custom:WarrantsIssuedShares]																		2,051
Common Stock Member And Investor Warrants [Member] | Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues												1,150
Investor Warrants [Member]
Class of Stock [Line Items]
[custom:WarrantsIssuedShares]																		1,801
Common Stock Member And April Warrants [Member] | Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues											1,236
April Warrants [Member]
Class of Stock [Line Items]
[custom:WarrantsIssuedShares]																		4,862
May Investor Warrants [Member]
Class of Stock [Line Items]
[custom:WarrantsIssuedShares]																		5,952
May Investor Warrants [Member] | Institutional Investor [Member]
Class of Stock [Line Items]
[custom:WarrantsIssuedDuringPeriodSharesNewIssues]									5,952
Public Offering [Member]
Class of Stock [Line Items]
Proceeds from Issuance or Sale of Equity													$ 6,833,071
Public Offering [Member] | Tradeable Warrants [Member]
Class of Stock [Line Items]
[custom:WarrantsIssuedShares]													20,051
Private Placement [Member] | Investor Warrants [Member]
Class of Stock [Line Items]
[custom:WarrantsIssuedShares]												1,150
Private Placement [Member] | Pre Funded Warrants [Member]
Class of Stock [Line Items]
[custom:WarrantsIssuedShares]											1,195	651
Private Placement [Member] | April Warrants [Member]
Class of Stock [Line Items]
[custom:WarrantsIssuedShares]											2,472
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized															30,000,000	30,000,000		30,000,000
Preferred Stock, Par or Stated Value Per Share															$ 0.10	$ 0.10		$ 0.10
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized															1,000,000	1,000,000		1,000,000		1,000,000
Preferred Stock, Par or Stated Value Per Share																				$ 0.10
Preferred Stock, Shares Outstanding															130,000	130,000		130,000		10,000
Series B Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding															130,000	130,000		130,000
Stock Issued During Period, Shares, Other				100,000		20,000
Share Price				$ 0.10		$ 0.10
Common Stock [Member]
Class of Stock [Line Items]
Stock Repurchased During Period, Shares								34									2,228
Payments for Repurchase of Equity								$ 34,321									$ 506,822
Stock Issued During Period, Shares, Other					35,714
Stockholders' Equity, Reverse Stock Split			1-for-100
Stock Issued During Period, Shares, Conversion of Convertible Securities														1,120,784
Stock Issued During Period, Value, Conversion of Convertible Securities														$ 0
Stock Issued During Period, Shares, Period Increase (Decrease)	150,285
Conversion of Stock, Shares Issued															678,865
Common Stock [Member] | Institutional Investor [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues									1,225
Common Stock [Member] | Public Offering [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues													941
Series B Warrants [Member]
Class of Stock [Line Items]
Proceeds from Warrant Exercises																		$ 1,892,608
[custom:WarrantsExercised]																		678,865
Conversion of Stock, Shares Issued																		678,865
Conversion of Stock, Shares Converted															678,865